T. ROWE PRICE Balanced Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.0%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  926,461 914
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,897
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,136
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 235,947 222
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 2,195,000 2,167
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,111
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 729
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 572
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,479
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 1,380,000 1,372
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,571
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 654,750 582
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,209,000 1,034
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,513,050 1,239
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.761%, 5/20/34 (1) 1,935,000 1,920

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 112,667 108
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 945,000 945
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 480,000 480
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 889
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,512
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,484
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,161
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,312
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,885,750 1,777
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 166,024 161
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 1,205,000 1,196
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 676,938 635
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 616,868 584
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 346,802 307
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 1,455,260 1,451
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,567,949 1,285

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 436,669 417
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 912,410 812
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,785,671 1,527
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 584
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 425,000 423
Total Asset-Backed Securities (Cost $41,528) 38,995
BOND MUTUAL FUNDS 4.9%
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.83% (2)(3) 1,359 14
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.23% (2)(3) 26,588,441 198,350
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.83% (2)(3) 23,156 109
Total Bond Mutual Funds (Cost $225,847) 198,473
COMMON STOCKS 60.2%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.4%
KT (KRW)  118,675 2,922
Nippon Telegraph & Telephone (JPY)  9,930,000 11,754
Verizon Communications  31,073 1,007
15,683
Entertainment 0.4%
Activision Blizzard  15,661 1,466
Netflix (4) 31,399 11,856
Sea, ADR (4) 28,003 1,231
Walt Disney (4) 18,739 1,519
16,072
Interactive Media & Services 3.1%
Alphabet, Class A (4) 146,463 19,166
Alphabet, Class C (4) 448,804 59,175
LY (JPY)  746,300 2,070
Meta Platforms, Class A (4) 140,958 42,317

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NAVER (KRW)  15,895 2,377
Tencent Holdings (HKD)  36,100 1,399
126,504
Media 0.3%
Charter Communications, Class A (4) 2,500 1,100
Comcast, Class A  55,190 2,447
CyberAgent (JPY) (5) 375,200 2,020
WPP (GBP)  526,996 4,695
10,262
Wireless Telecommunication Services 0.5%
T-Mobile U.S. (4) 117,601 16,470
Vodafone Group, ADR  316,128 2,997
19,467
Total Communication Services 187,988
CONSUMER DISCRETIONARY 6.2%
Automobile Components 0.4%
Aptiv (4) 9,495 936
Autoliv, SDR (SEK)  46,486 4,493
Denso (JPY)  313,200 5,025
Dowlais Group (GBP)  886,427 1,156
Magna International (5) 93,092 4,991
Stanley Electric (JPY)  106,300 1,679
18,280
Automobiles 1.1%
General Motors  33,300 1,098
Honda Motor (JPY)  178,800 2,012
Rivian Automotive, Class A (4)(5) 31,723 770
Suzuki Motor (JPY)  85,700 3,447
Tesla (4) 112,893 28,248
Toyota Motor (JPY)  523,300 9,388
44,963
Broadline Retail 1.7%
Alibaba Group Holding, ADR (4)(5) 17,123 1,485
Amazon.com (4) 508,421 64,630
Next (GBP)  50,068 4,441
70,556
Diversified Consumer Services 0.0%
Service Corp International  34,857 1,992
1,992
Hotels, Restaurants & Leisure 1.2%
Airbnb, Class A (4) 3,100 425
Amadeus IT Group (EUR)  58,055 3,507

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Booking Holdings (4) 4,294 13,243
Chipotle Mexican Grill (4) 3,711 6,798
Compass Group (GBP)  301,799 7,346
DoorDash, Class A (4) 17,228 1,369
Hilton Worldwide Holdings  19,233 2,888
Las Vegas Sands  24,102 1,105
Marriott International, Class A  2,862 563
McDonald's  30,464 8,025
Norwegian Cruise Line Holdings (4)(5) 68,400 1,127
Royal Caribbean Cruises (4) 10,741 990
Starbucks  17,889 1,633
Wynn Resorts  7,563 699
49,718
Household Durables 0.4%
NVR (4) 243 1,449
Panasonic Holdings (JPY)  396,300 4,473
Persimmon (GBP)  153,162 2,006
Sony Group (JPY)  78,100 6,387
14,315
Specialty Retail 0.9%
AutoZone (4) 2,148 5,456
Bath & Body Works  28,400 960
Burlington Stores (4) 4,109 556
Carvana (4) 29,000 1,217
Home Depot  26,922 8,135
Kingfisher (GBP)  1,887,834 5,125
Lowe's  6,723 1,397
O'Reilly Automotive (4) 1,663 1,511
Ross Stores  41,807 4,722
TJX  47,159 4,192
Ulta Beauty (4) 7,789 3,111
Zalando (EUR) (4) 73,088 1,624
38,006
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens (GBP)  464,576 796
Kering (EUR)  7,919 3,598
Lululemon Athletica (4) 8,275 3,191
Moncler (EUR)  74,201 4,300
NIKE, Class B  42,022 4,018
Samsonite International (HKD) (4) 763,500 2,611
18,514
Total Consumer Discretionary 256,344

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 4.1%
Beverages 0.8%
Coca-Cola  133,009 7,446
Constellation Brands, Class A  6,743 1,695
Diageo (GBP)  170,190 6,274
Heineken (EUR)  63,533 5,601
Keurig Dr Pepper  45,387 1,433
Kirin Holdings (JPY)  154,300 2,160
Monster Beverage (4) 19,786 1,048
PepsiCo  47,149 7,989
33,646
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale  7,713 4,358
Dollar General  25,720 2,721
Dollar Tree (4) 1,211 129
Seven & i Holdings (JPY)  151,400 5,927
Sysco  10,281 679
Target  7,254 802
Walmart  58,676 9,384
Welcia Holdings (JPY)  66,900 1,155
25,155
Food Products 1.1%
Barry Callebaut (CHF)  1,700 2,704
Darling Ingredients (4) 4,529 236
General Mills  24,761 1,585
Kraft Heinz  58,617 1,972
Mondelez International, Class A  191,503 13,290
Nestle (CHF)  190,452 21,558
Tyson Foods, Class A  5,400 273
Wilmar International (SGD)  1,700,300 4,627
46,245
Household Products 0.5%
Colgate-Palmolive  69,964 4,975
Procter & Gamble  102,212 14,909
19,884
Personal Care Products 0.7%
elf Beauty (4) 3,200 351
Kenvue  364,822 7,326
L'Oreal (EUR)  15,559 6,448
Unilever (GBP)  251,019 12,417
26,542
Tobacco 0.4%
Altria Group  16,429 691

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  154,229 14,278
14,969
Total Consumer Staples 166,441
ENERGY 3.0%
Energy Equipment & Services 0.5%
Halliburton  210,105 8,509
NOV  51,722 1,081
Schlumberger  176,071 10,265
19,855
Oil, Gas & Consumable Fuels 2.5%
Chesapeake Energy (5) 2,500 216
Chevron  98,761 16,653
ConocoPhillips  86,746 10,392
Devon Energy  17,856 852
Diamondback Energy  3,800 589
EOG Resources  15,203 1,927
EQT  186,817 7,581
Equinor (NOK)  331,327 10,858
Exxon Mobil  143,130 16,829
Hess  9,323 1,426
Kinder Morgan  240,342 3,985
Marathon Petroleum  12,633 1,912
Pioneer Natural Resources  3,132 719
Range Resources  173,628 5,627
Shell, ADR (5) 95,632 6,157
Suncor Energy (5) 13,397 461
TotalEnergies (EUR)  187,574 12,333
Valero Energy  4,405 624
Williams  80,361 2,707
101,848
Total Energy 121,703
FINANCIALS 10.3%
Banks 3.1%
ANZ Group Holdings (AUD)  189,790 3,113
Bank of America  384,979 10,541
BNP Paribas (EUR)  80,071 5,091
Citigroup  31,243 1,285
DBS Group Holdings (SGD)  148,000 3,635
DNB Bank (NOK)  418,530 8,409
East West Bancorp  16,324 860
Erste Group Bank (EUR)  57,342 1,980
Fifth Third Bancorp  45,447 1,151
HDFC Bank (INR)  215,696 3,955

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bancshares  75,536 786
ING Groep (EUR)  682,160 8,991
Intesa Sanpaolo (EUR)  1,007,457 2,580
JPMorgan Chase  158,596 23,000
Lloyds Banking Group (GBP)  6,953,630 3,737
Mitsubishi UFJ Financial Group (JPY)  661,500 5,606
National Bank of Canada (CAD)  93,501 6,211
PNC Financial Services Group  37,864 4,648
Regions Financial  5,400 93
Standard Chartered (GBP)  298,210 2,743
Sumitomo Mitsui Trust Holdings (JPY)  57,554 2,167
Svenska Handelsbanken, Class A (SEK)  558,697 4,971
Truist Financial  8,000 229
U.S. Bancorp  67,245 2,223
United Overseas Bank (SGD)  281,200 5,857
Wells Fargo  294,184 12,020
Western Alliance Bancorp  5,500 253
126,135
Capital Markets 1.2%
Ares Management, Class A  6,400 658
Bank of New York Mellon  25,001 1,066
BlackRock  1,105 714
Bridgepoint Group (GBP)  642,572 1,502
Brookfield (CAD)  105,300 3,293
Cboe Global Markets  5,071 792
Charles Schwab  131,773 7,234
CME Group  17,667 3,537
Goldman Sachs Group  23,849 7,717
Intercontinental Exchange  14,607 1,607
Julius Baer Group (CHF)  64,765 4,146
LPL Financial Holdings  2,900 689
Macquarie Group (AUD)  32,532 3,484
Moody's  3,976 1,257
Morgan Stanley  59,809 4,885
MSCI  2,035 1,044
S&P Global  12,407 4,534
Tradeweb Markets, Class A  4,200 337
XP, Class A  82,556 1,903
50,399
Consumer Finance 0.2%
American Express  50,020 7,462
Capital One Financial  1,502 146
Discover Financial Services  3,600 312
7,920

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 2.8%
Adyen (EUR) (4) 2,371 1,758
Affirm Holdings (4)(5) 18,400 391
ANT Group, Acquisition Date: 8/14/23, Cost $411 (4)(6)(7) 411,083 403
Apollo Global Management  10,757 966
Berkshire Hathaway, Class B (4) 78,847 27,620
Challenger (AUD)  325,045 1,332
Corebridge Financial (5) 208,130 4,111
Element Fleet Management (CAD)  419,455 6,019
Equitable Holdings  43,165 1,225
Fiserv (4) 123,383 13,937
FleetCor Technologies (4) 17,735 4,529
Global Payments  20,433 2,358
Mastercard, Class A  54,104 21,420
Mitsubishi HC Capital (JPY)  368,200 2,453
Visa, Class A  115,698 26,612
115,134
Insurance 3.0%
AIA Group (HKD)  664,600 5,375
Allstate  38,754 4,317
American International Group  48,716 2,952
AXA (EUR)  363,044 10,771
Chubb  72,229 15,037
Definity Financial (CAD)  64,510 1,781
Hartford Financial Services Group  71,132 5,044
Marsh & McLennan  27,856 5,301
MetLife  201,698 12,689
Munich Re (EUR)  31,717 12,352
Ping An Insurance Group, Class H (HKD)  245,500 1,392
Progressive  61,539 8,572
RenaissanceRe Holdings  7,466 1,478
Sampo, Class A (EUR)  141,858 6,133
Storebrand (NOK)  503,026 4,084
Sun Life Financial (CAD)  116,250 5,672
Tokio Marine Holdings (JPY)  283,800 6,571
Travelers  35,643 5,821
Zurich Insurance Group (CHF)  14,911 6,823
122,165
Total Financials 421,753
HEALTH CARE 8.8%
Biotechnology 0.6%
AbbVie  33,340 4,970
Amgen  32,899 8,842
Biogen (4) 2,325 597

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genmab (DKK) (4) 6,035 2,137
Gilead Sciences  4,793 359
Moderna (4) 1,652 171
Regeneron Pharmaceuticals (4) 5,052 4,158
Vertex Pharmaceuticals (4) 6,647 2,311
23,545
Health Care Equipment & Supplies 1.5%
Abbott Laboratories  18,117 1,755
Alcon (CHF)  39,216 3,026
Align Technology (4) 1,917 585
Baxter International  28,977 1,094
Becton Dickinson & Company  22,579 5,837
Boston Scientific (4) 19,514 1,030
DENTSPLY SIRONA  12,280 420
Dexcom (4) 11,548 1,077
Edwards Lifesciences (4) 15,400 1,067
Elekta, Class B (SEK)  341,076 2,316
EssilorLuxottica (EUR)  24,781 4,311
GE HealthCare Technologies  70,126 4,771
Hologic (4) 10,700 743
Intuitive Surgical (4) 37,161 10,862
Koninklijke Philips (EUR) (4) 213,351 4,257
Medtronic  69,788 5,469
Siemens Healthineers (EUR)  113,982 5,765
Stryker  19,972 5,458
Teleflex  7,729 1,518
Zimmer Biomet Holdings  9,009 1,011
62,372
Health Care Providers & Services 2.2%
Cencora  59,914 10,783
Cigna Group  7,864 2,250
CVS Health  5,000 349
Elevance Health  47,856 20,837
Fresenius (EUR)  134,206 4,168
HCA Healthcare  19,062 4,689
Humana  19,672 9,571
McKesson  4,630 2,013
Molina Healthcare (4) 1,930 633
Tenet Healthcare (4) 39,592 2,609
UnitedHealth Group  59,441 29,970
87,872
Health Care Technology 0.0%
Veeva Systems, Class A (4) 6,897 1,403
1,403

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.8%
Agilent Technologies  9,250 1,034
Avantor (4) 23,435 494
Charles River Laboratories International (4) 515 101
Danaher  51,446 12,764
Evotec (EUR) (4) 83,281 1,658
ICON (4) 1,700 419
IQVIA Holdings (4) 1,769 348
Thermo Fisher Scientific  30,996 15,689
West Pharmaceutical Services  1,162 436
32,943
Pharmaceuticals 3.7%
Astellas Pharma (JPY)  543,500 7,523
AstraZeneca, ADR  277,679 18,804
Bayer (EUR)  102,257 4,911
Bristol-Myers Squibb  12,448 722
Eli Lilly  51,829 27,839
GSK, ADR  103,792 3,762
Johnson & Johnson  74,418 11,591
Merck  103,916 10,698
Novartis (CHF)  115,538 11,800
Novo Nordisk, ADR  15,212 1,383
Novo Nordisk, Class B (DKK)  98,350 8,955
Otsuka Holdings (JPY)  90,600 3,217
Pfizer  215,310 7,142
Roche Holding (CHF)  40,505 11,058
Sanofi (EUR)  123,477 13,258
Viatris  135,354 1,335
Zoetis  33,249 5,785
149,783
Total Health Care 357,918
INDUSTRIALS & BUSINESS SERVICES 5.4%
Aerospace & Defense 0.8%
Boeing (4) 18,920 3,627
General Dynamics  22,469 4,965
Howmet Aerospace  13,300 615
Huntington Ingalls Industries  2,081 426
L3Harris Technologies  32,272 5,619
Melrose Industries (GBP)  779,278 4,442
Northrop Grumman  7,640 3,363
RTX  17,517 1,261
Safran (EUR)  34,383 5,388
TransDigm Group (4) 3,467 2,923
32,629

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.0%
FedEx  5,470 1,449
1,449
Building Products 0.1%
Carrier Global  85,531 4,721
Johnson Controls International  11,145 593
Trane Technologies  2,190 445
5,759
Commercial Services & Supplies 0.1%
Cintas  3,406 1,638
Copart (4) 24,278 1,046
Republic Services  3,940 562
Waste Connections  9,456 1,270
4,516
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (4) 3,200 133
Worley (AUD)  406,944 4,518
4,651
Electrical Equipment 0.8%
ABB (CHF)  206,264 7,362
AMETEK  42,143 6,227
Emerson Electric  3,100 299
Hubbell  3,531 1,107
Legrand (EUR)  61,939 5,691
Mitsubishi Electric (JPY)  479,500 5,924
Prysmian (EUR)  129,523 5,199
Rockwell Automation  1,772 507
32,316
Ground Transportation 0.8%
Canadian National Railway (5) 5,800 628
Canadian Pacific Kansas City (5) 3,671 273
Central Japan Railway (JPY)  108,000 2,626
CSX  325,383 10,006
JB Hunt Transport Services  4,870 918
Norfolk Southern  20,693 4,075
Old Dominion Freight Line  10,937 4,475
Saia (4) 2,454 978
Union Pacific  33,121 6,745
30,724
Industrial Conglomerates 1.2%
3M  5,503 515
DCC (GBP)  52,286 2,928

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  160,012 17,689
Honeywell International  12,618 2,331
Roper Technologies  14,393 6,970
Siemens (EUR)  136,135 19,455
49,888
Machinery 0.9%
Caterpillar  9,652 2,635
Cummins  28,789 6,577
Deere  5,800 2,189
Dover  7,900 1,102
IDEX  16,000 3,328
Ingersoll Rand  21,042 1,341
KION Group (EUR)  67,096 2,566
Otis Worldwide  10,716 861
PACCAR  8,910 758
Sandvik (SEK)  203,099 3,737
SMC (JPY)  4,000 1,793
Stanley Black & Decker  21,494 1,796
THK (JPY)  97,000 1,771
Veralto (4) 1,069 90
Westinghouse Air Brake Technologies  54,131 5,753
36,297
Passenger Airlines 0.0%
Alaska Air Group (4) 2,800 104
Southwest Airlines  17,322 469
United Airlines Holdings (4) 8,100 342
915
Professional Services 0.2%
Broadridge Financial Solutions  4,827 864
Equifax  1,500 275
Recruit Holdings (JPY)  122,600 3,751
TechnoPro Holdings (JPY)  139,400 3,029
Teleperformance (EUR)  17,744 2,228
10,147
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  79,911 4,846
Bunzl (GBP)  86,401 3,077
Mitsubishi (JPY)  89,400 4,260
Sumitomo (JPY) (5) 240,400 4,798
United Rentals  383 170
17,151
Total Industrials & Business Services 226,442

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 0.2%
Arista Networks (4) 5,327 980
Cisco Systems  27,995 1,505
LM Ericsson, Class B (SEK) (5) 815,199 3,971
6,456
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  493 41
Hamamatsu Photonics (JPY)  68,300 2,872
Largan Precision (TWD)  19,000 1,259
Murata Manufacturing (JPY)  226,500 4,132
Omron (JPY)  45,600 2,029
TE Connectivity  35,235 4,353
Teledyne Technologies (4) 3,106 1,269
Trimble (4) 4,101 221
Zebra Technologies, Class A (4) 1,300 307
16,483
IT Services 0.5%
Accenture, Class A  18,398 5,650
MongoDB (4) 8,759 3,029
NTT Data Group (JPY) (5) 512,100 6,853
Shopify, Class A (4) 53,260 2,906
Snowflake, Class A (4) 7,226 1,104
19,542
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices (4) 43,403 4,462
Analog Devices  19,500 3,414
Applied Materials  43,856 6,072
ASML Holding (EUR)  19,412 11,429
ASML Holding  11,366 6,691
Broadcom  19,578 16,261
Entegris  6,380 599
First Solar (4) 1,200 194
KLA  3,379 1,550
Lam Research  14,569 9,131
Lattice Semiconductor (4) 5,561 478
Marvell Technology  37,128 2,010
Micron Technology  91,991 6,258
Monolithic Power Systems  7,831 3,618
NVIDIA  131,352 57,137
NXP Semiconductors  74,558 14,905
ON Semiconductor (4) 27,648 2,570
QUALCOMM  59,411 6,598
Renesas Electronics (JPY) (4) 196,400 3,000

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing (TWD)  787,969 12,849
Taiwan Semiconductor Manufacturing, ADR  20,331 1,767
Texas Instruments  67,780 10,778
Tokyo Electron (JPY)  36,300 4,958
186,729
Software 4.7%
Adobe (4) 12,168 6,205
Atlassian, Class A (4) 10,425 2,101
BILL Holdings (4) 17,727 1,925
Cadence Design Systems (4) 7,558 1,771
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (4)(6)(7) 392 418
Confluent, Class A (4) 23,811 705
Crowdstrike Holdings, Class A (4) 5,212 872
Datadog, Class A (4) 10,229 932
Descartes Systems Group (4) 8,725 640
DocuSign (4) 39,717 1,668
Fair Isaac (4) 700 608
Fortinet (4) 26,391 1,549
Gen Digital  62,804 1,110
Gusto, Acquisition Date: 10/4/21, Cost $216 (4)(6)(7) 7,517 116
Intuit  20,489 10,469
Microsoft  378,630 119,552
Palo Alto Networks (4) 3,324 779
Salesforce (4) 35,706 7,240
Samsara, Class A (4) 3,716 94
SAP (EUR)  61,015 7,898
ServiceNow (4) 23,333 13,042
Synopsys (4) 20,104 9,227
Zoom Video Communications, Class A (4) 2,732 191
Zscaler (4) 4,697 731
189,843
Technology Hardware, Storage & Peripherals 2.7%
Apple  577,267 98,834
Pure Storage, Class A (4) 30,930 1,102
Samsung Electronics (KRW)  162,551 8,217
Western Digital (4) 17,921 818
108,971
Total Information Technology 528,024
MATERIALS 2.3%
Chemicals 1.2%
Air Liquide (EUR)  37,899 6,383
Akzo Nobel (EUR)  53,693 3,871
Asahi Kasei (JPY)  390,400 2,457
BASF (EUR)  71,289 3,227

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CF Industries Holdings  11,379 976
Covestro (EUR) (4) 76,393 4,108
FMC  3,000 201
Johnson Matthey (GBP)  139,170 2,755
Linde  35,821 13,338
Nutrien  55,612 3,435
RPM International  3,794 360
Sherwin-Williams  14,716 3,753
Tosoh (JPY)  39,200 503
Umicore (EUR)  115,328 2,730
48,097
Construction Materials 0.1%
Martin Marietta Materials  3,442 1,413
Vulcan Materials  4,088 826
2,239
Containers & Packaging 0.1%
Amcor, CDI (AUD)  143,128 1,305
Avery Dennison  3,287 601
Ball  15,396 766
Packaging Corp. of America  2,448 376
Westrock  12,096 433
3,481
Metals & Mining 0.8%
Antofagasta (GBP)  230,932 4,009
BHP Group (AUD)  120,793 3,393
BHP Group (GBP)  171,804 4,876
Franco-Nevada  12,300 1,642
Freeport-McMoRan  127,982 4,773
IGO (AUD)  914,404 7,338
Newmont  7,419 274
South32 (AUD)  1,088,164 2,350
Southern Copper  17,869 1,345
Steel Dynamics  2,704 290
Wheaton Precious Metals (5) 57,000 2,311
32,601
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  302,563 3,792
West Fraser Timber (5) 7,856 570
4,362
Total Materials 90,780

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.9%
Health Care Real Estate Investment Trusts 0.0%
Welltower, REIT  13,789 1,130
1,130
Industrial Real Estate Investment Trusts 0.1%
Prologis, REIT  45,718 5,130
Rexford Industrial Realty, REIT  18,514 914
6,044
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  336,747 1,713
1,713
Real Estate Management & Development 0.2%
CBRE Group, Class A (4) 4,200 310
CoStar Group (4) 6,721 517
Mitsui Fudosan (JPY)  277,600 6,114
6,941
Residential Real Estate Investment Trusts 0.1%
American Homes 4 Rent, Class A, REIT  9,686 326
AvalonBay Communities, REIT  4,217 724
Equity LifeStyle Properties, REIT  47,291 3,013
Essex Property Trust, REIT  3,036 644
Sun Communities, REIT  1,090 129
4,836
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,992,670 3,131
Simon Property Group, REIT  5,624 608
3,739
Specialized Real Estate Investment Trusts 0.4%
American Tower, REIT  8,371 1,376
Crown Castle, REIT  2,000 184
Equinix, REIT  2,056 1,493
Extra Space Storage, REIT  18,628 2,265
Public Storage, REIT  21,300 5,613
SBA Communications, REIT  1,193 239
Weyerhaeuser, REIT  113,561 3,482
14,652
Total Real Estate 39,055
UTILITIES 1.4%
Electric Utilities 0.8%
Constellation Energy  86,471 9,432
Evergy  51,233 2,598

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy  80,460 2,750
NextEra Energy  146,356 8,385
NRG Energy  36,300 1,398
PG&E (4) 113,844 1,836
Southern  87,740 5,679
Xcel Energy  3,600 206
32,284
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  387,500 1,333
1,333
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  151,000 2,438
2,438
Multi-Utilities 0.5%
Ameren  20,857 1,561
CMS Energy  19,464 1,034
Dominion Energy  57,092 2,550
DTE Energy  4,643 461
Engie (EUR)  558,726 8,569
National Grid (GBP)  468,630 5,604
19,779
Total Utilities 55,834
Total Common Stocks (Cost $1,367,147) 2,452,282
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (4)(6)(7) 25 27
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(6)(7) 3,879 285
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (4)(6)
(7) 8,505 625
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (4)(6)(7) 1,526 112
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (4)(6)(7) 10,431 161
Total Information Technology 1,212
Total Convertible Preferred Stocks (Cost $1,329) 1,212
CORPORATE BONDS 7.1%
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,276
AbbVie, 2.95%, 11/21/26  920,000 853

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 3.20%, 5/14/26  420,000 396
AbbVie, 4.50%, 5/14/35  1,900,000 1,716
AbbVie, 4.70%, 5/14/45  915,000 779
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 910
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 837
AerCap Ireland Capital, 5.75%, 6/6/28 (5) 1,840,000 1,798
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 222
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 365
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,422
AIA Group, 3.20%, 3/11/25 (1)(5) 1,020,000 985
AIB Group, VR, 6.608%, 9/13/29 (1)(8) 650,000 648
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,071
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 616
Allstate, 5.55%, 5/9/35 (5) 1,000,000 958
Ally Financial, 2.20%, 11/2/28  700,000 552
Altria Group, 2.35%, 5/6/25  415,000 393
Amazon.com, 2.80%, 8/22/24  1,055,000 1,030
Amazon.com, 3.875%, 8/22/37  1,645,000 1,403
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,116
America Movil SAB de CV, 6.375%, 3/1/35  300,000 311
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  711,671 644
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,102,010 1,091
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,236
Amgen, 2.77%, 9/1/53  447,000 248
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,028
APA Infrastructure, 4.25%, 7/15/27 (1)(5) 620,000 584
Appalachian Power, 4.45%, 6/1/45  2,450,000 1,885
Apple, 1.65%, 5/11/30  2,345,000 1,897
AT&T, 2.25%, 2/1/32  1,400,000 1,051
AT&T, 3.50%, 6/1/41 (5) 680,000 470
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,199
AutoZone, 3.125%, 4/21/26  650,000 610
AutoZone, 5.05%, 7/15/26  2,690,000 2,649
Banco Santander, 3.49%, 5/28/30  200,000 168
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,269
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,110,000 1,092
Bank of America, 4.20%, 8/26/24  600,000 589
Bank of America, 6.11%, 1/29/37  900,000 884
Bank of America, 6.75%, 6/1/28  700,000 742
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,700
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,211
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 1,832
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,829
Banner Health, 1.897%, 1/1/31  670,000 522
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,773

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAT Capital, 4.39%, 8/15/37  1,385,000 1,048
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,402
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,160
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,830
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,187
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,224
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,422
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 362
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 769
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,472
Boston Properties, 3.65%, 2/1/26  1,165,000 1,092
BPCE, 4.50%, 3/15/25 (1) 1,000,000 963
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,699
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 982
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 520
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,150
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,161
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 678
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 475
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 365
Canadian Natural Resources, 2.95%, 7/15/30 (5) 1,700,000 1,413
Canadian Pacific Railway, 1.75%, 12/2/26 (5) 930,000 828
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,150
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,105
Cardinal Health, 3.41%, 6/15/27 (5) 1,570,000 1,449
Cardinal Health, 3.75%, 9/15/25  1,005,000 965
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(9) 256,000 199
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(9) 384,000 299
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(9) 454,000 353
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1)(5) 505,000 433
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 828
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,409
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,304
Citigroup, VR, 4.075%, 4/23/29 (5)(8) 2,000,000 1,842
CMS Energy, 4.70%, 3/31/43  840,000 685
CMS Energy, 4.875%, 3/1/44 (5) 1,200,000 1,028
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,707
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,096
Comcast, 4.15%, 10/15/28  2,455,000 2,326
CommonSpirit Health, 2.76%, 10/1/24  960,000 929
CommonSpirit Health, 2.782%, 10/1/30  755,000 622
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,274
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,525
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,412
Crown Castle, 2.25%, 1/15/31  1,440,000 1,120
Crown Castle, 2.90%, 3/15/27  735,000 667

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 462
CVS Health, 1.875%, 2/28/31  1,745,000 1,327
CVS Health, 2.70%, 8/21/40  660,000 417
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,015
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,810
Discover Bank, 2.70%, 2/6/30  2,000,000 1,564
Discover Financial Services, 3.75%, 3/4/25  590,000 565
Duke Energy, 2.65%, 9/1/26  640,000 588
Duke Energy, 3.75%, 9/1/46  500,000 347
Elevance Health, 4.65%, 1/15/43  915,000 768
Enbridge, 4.00%, 10/1/23  690,000 690
Enbridge, 4.25%, 12/1/26  590,000 563
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 217
Energy Transfer, 3.75%, 5/15/30 (5) 765,000 669
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,171
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 715
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 425
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 403
Essex Portfolio, 2.65%, 3/15/32 (5) 1,430,000 1,104
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,915
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 454
First American Financial, 4.60%, 11/15/24  415,000 408
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,279
Fiserv, 3.20%, 7/1/26  1,100,000 1,029
GATX, 4.35%, 2/15/24  2,105,000 2,097
General Motors, 4.00%, 4/1/25  1,120,000 1,082
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,714
George Washington University, Series 2014, 4.30%, 9/15/44 (5) 975,000 802
Goldman Sachs Group, 6.75%, 10/1/37  700,000 707
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,020
Goldman Sachs Group, VR, 2.908%, 7/21/42 (5)(8) 1,710,000 1,105
Hasbro, 3.00%, 11/19/24 (5) 1,550,000 1,498
Hasbro, 3.55%, 11/19/26  1,760,000 1,636
HCA, 4.125%, 6/15/29  1,895,000 1,713
HCA, 4.375%, 3/15/42  775,000 589
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 958
Healthpeak OP, 2.125%, 12/1/28  655,000 551
Healthpeak OP, 2.875%, 1/15/31  360,000 293
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,650
HSBC Bank USA, 5.875%, 11/1/34 (5) 950,000 894
Humana, 2.15%, 2/3/32  1,145,000 864
Humana, 3.70%, 3/23/29 (5) 1,120,000 1,020
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,021
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,003
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 981
Interpublic Group, 4.20%, 4/15/24  293,000 290

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit, 5.125%, 9/15/28  2,800,000 2,774
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,215
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 1,922
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,863
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,148
JPMorgan Chase, VR, 5.299%, 7/24/29 (5)(8) 3,125,000 3,026
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,299
Kilroy Realty, 4.375%, 10/1/25  480,000 459
L3Harris Technologies, 3.832%, 4/27/25  570,000 553
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,326
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,010
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,155
McDonald's, 1.45%, 9/1/25  940,000 869
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 608
Micron Technology, 4.185%, 2/15/27  880,000 833
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,456
Mississippi Power, 3.95%, 3/30/28 (5) 1,435,000 1,345
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,087
Mohawk Industries, 5.85%, 9/18/28 (5) 1,385,000 1,376
Moody's, 2.00%, 8/19/31  2,195,000 1,703
Morgan Stanley, 4.30%, 1/27/45  1,150,000 910
Morgan Stanley, 6.25%, 8/9/26  755,000 765
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 991
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,471
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 678
NiSource, 3.49%, 5/15/27  1,730,000 1,610
NiSource, 3.95%, 3/30/48  1,775,000 1,279
Nucor, 2.70%, 6/1/30  455,000 380
Nucor, 3.95%, 5/1/28  2,140,000 2,010
Nutrien, 4.00%, 12/15/26  830,000 786
Omnicom Group, 3.60%, 4/15/26  830,000 788
O'Reilly Automotive, 3.60%, 9/1/27 (5) 1,825,000 1,703
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,730
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,148
Packaging Corp. of America, 3.65%, 9/15/24  785,000 768
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,633
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,510,000 1,285
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 683
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,064
Principal Financial Group, 3.40%, 5/15/25 (5) 2,460,000 2,358
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,026
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,046
Realty Income, 3.10%, 12/15/29 (5) 2,130,000 1,847
Realty Income, 3.95%, 8/15/27  1,490,000 1,399
RELX Capital, 3.00%, 5/22/30  945,000 809
Republic Services, 3.375%, 11/15/27 (5) 1,045,000 965

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 3.625%, 12/15/25 (5) 610,000 578
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,264
Roper Technologies, 2.95%, 9/15/29 (5) 380,000 331
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,027
Ross Stores, 1.875%, 4/15/31  450,000 344
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,241
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 513
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,178
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,395
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,081
Sempra, 3.30%, 4/1/25  835,000 803
Simon Property Group, 2.65%, 2/1/32 (5) 1,810,000 1,416
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,269
Southern, 5.70%, 3/15/34  500,000 489
Spectra Energy Partners, 3.375%, 10/15/26 (5) 480,000 448
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,138
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,893
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 884
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,815
Tampa Electric, 6.15%, 5/15/37  1,000,000 970
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,514
Texas Instruments, 1.375%, 3/12/25  650,000 613
Thomson Reuters, 3.35%, 5/15/26  405,000 382
Time Warner Cable, 6.55%, 5/1/37  450,000 406
Time Warner Cable, 6.75%, 6/15/39  530,000 484
TJX, 1.60%, 5/15/31 (5) 375,000 290
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,832
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,305
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,140
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 365
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 321
Travelers, 6.25%, 6/15/37 (5) 750,000 791
Trinity Health, 4.125%, 12/1/45  725,000 568
UBS Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,017
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  919,602 830
UnitedHealth Group, 3.75%, 7/15/25 (5) 645,000 626
Verizon Communications, 2.10%, 3/22/28  460,000 394
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,571
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,456
Vistra Operations, 3.55%, 7/15/24 (1)(5) 1,370,000 1,336
VMware, 1.40%, 8/15/26  3,125,000 2,751
Vodafone Group, 4.25%, 9/17/50  775,000 560
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,629
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,336
Vulcan Materials, 4.50%, 6/15/47  590,000 473

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walt Disney, 3.70%, 10/15/25  525,000 507
Warnermedia Holdings, 5.05%, 3/15/42 (5) 1,570,000 1,209
Waste Connections, 3.20%, 6/1/32  2,315,000 1,909
Weibo, 3.50%, 7/5/24 (5) 1,390,000 1,360
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,435
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,687
Williams, 5.10%, 9/15/45  1,735,000 1,460
Willis North America, 4.50%, 9/15/28  1,370,000 1,284
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 691
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,076
Workday, 3.70%, 4/1/29  750,000 678
WP Carey, 3.85%, 7/15/29  1,470,000 1,302
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,272
Total Corporate Bonds (Cost $334,316) 290,278
EQUITY MUTUAL FUNDS 4.0%
T. Rowe Price Real Assets Fund - I Class (2) 12,277,965 160,841
Total Equity Mutual Funds (Cost $151,106) 160,841
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 466
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,248
Province of British Columbia Canada, 4.20%, 7/6/33  2,648,000 2,483
Province of Manitoba Canada, 4.30%, 7/27/33 (5) 2,595,000 2,447
Republic of Colombia, 4.00%, 2/26/24  275,000 275
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,644
Republic of Poland, 3.25%, 4/6/26  1,030,000 980
United Mexican States, 2.659%, 5/24/31 (5) 3,439,000 2,722
United Mexican States, 3.50%, 2/12/34 (5) 2,315,000 1,816
Total Foreign Government Obligations & Municipalities (Cost
$17,459) 15,081
MUNICIPAL SECURITIES 0.8%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,024
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,579
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 695,000 677
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,104
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 305
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 751
7,440

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 803
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 822
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 484
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 505
2,614
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,640
1,640
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,099
2,099
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 483
483
New York 0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 277
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 667
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 933
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 252
New York State Dormitory Auth., Build America, Series F, 5.628%,
3/15/39  1,300,000 1,292
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 542
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,270
5,233
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,186
1,186
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  600,000 583
583
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 1,932
1,932

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,242
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 899
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 940
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,431
4,512
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 921
921
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,236
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 679
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  695,000 718
3,633
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 1,885
1,885
Total Municipal Securities (Cost $39,829) 34,161
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.4%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 264,759 233
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 955,100 779
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 933,716 754
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, STEP,
4.80%, 9/26/67 (1) 1,979,017 1,883
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 958,272 801
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.606%, 11/15/34 (1) 605,000 231
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR
+ 2.254%, 7.587%, 10/15/37 (1) 2,590,000 2,466
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.986%, 10/15/34 (1) 2,080,000 2,054
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 6.674%, 2/15/39 (1) 3,395,000 3,337
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,445
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 6.894%, 2/15/39 (1) 2,948,653 2,841

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 737
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62 (1) 2,930,970 2,582
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 229
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 921,294 745
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.747%, 11/15/37 (1) 2,118,345 2,094
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,542
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 1,951
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 6.315%, 12/25/41 (1) 359,789 358
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 7.615%, 5/25/43 (1) 2,390,991 2,421
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66 (1) 367,240 313
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 190,824 173
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 549,733 428
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
TSFR + 1.494%, 6.826%, 7/15/38 (1) 1,164,347 1,150
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  554,151 537
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  742,019 710
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 8,498
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,071
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,645,000 3,418
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,385,827 1,800
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,511
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 81,886 72
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 2,421,196 2,354
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.079%, 12/15/36 (1) 1,130,000 1,117

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 906
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,129
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.924%, 10/25/50 (1) 289,565 229
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,093,561 1,976
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.484%, 6.817%,
10/15/33 (1) 2,510,000 2,346
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 564
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 555,584 472
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 643,642 551
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.547%, 4/15/38 (1) 3,316,355 3,262
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (1) 294,970 284
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 449
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,626
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,371
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 492,332 360
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52 (1) 1,745,190 1,338
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 165,760 144
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR +
1.214%, 6.534%, 10/25/59 (1) 65,446 64
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.195%, 12/25/49 (1) 1,265,519 993
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,995,011 1,702
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 179,528 162

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M TSFR + 1.614%, 6.946%, 5/15/38 (1) 1,560,000 1,365
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 27,991 27
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 639
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 349,277 305
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.415%, 10/25/33 (1) 835,000 836
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 6.815%, 10/25/41 (1) 1,100,000 1,084
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.165%, 11/25/41 (1) 1,421,187 1,407
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 16,674 17
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 132,177 127
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
3.642%, 11/25/59 (1) 269,210 256
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 488,778 468
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 470,341 391
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (1) 2,718,402 2,265
Verus Securitization Trust, Series 2023-6, Class A2, CMO, STEP,
6.939%, 9/25/68 (1) 505,000 505
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,152,904 1,140
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 568
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$104,839) 95,399
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  44,057 4,134
Total Consumer Discretionary 4,134
Total Preferred Stocks (Cost $3,755) 4,134

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.2%
U.S. Government Agency Obligations 6.2%
Federal Home Loan Mortgage
2.50%, 5/1/30  683,920 624
3.00%, 1/1/29 - 8/1/43  3,107,923 2,678
3.50%, 3/1/42 - 3/1/46  5,042,890 4,461
4.00%, 9/1/40 - 6/1/42  1,583,031 1,450
4.50%, 6/1/39 - 5/1/42  923,210 873
5.00%, 12/1/35 - 8/1/40  414,825 406
5.50%, 1/1/38 - 12/1/39  134,353 134
6.00%, 2/1/28 - 8/1/38  14,518 14
6.50%, 8/1/32  6,368 7
7.00%, 6/1/32  11,632 12
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 5.10%, 10/1/36  5,420 6
RFUCCT1Y + 1.726%, 5.94%, 7/1/35  19,811 20
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  12,905 13
RFUCCT1Y + 1.915%, 4.29%, 2/1/37  16,446 16
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  35,786 35
RFUCCT1Y + 2.03%, 4.275%, 11/1/36  20,705 20
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  599,101 118
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  2,122,248 1,773
2.00%, 8/1/36 - 5/1/52  25,980,208 19,996
2.50%, 11/1/36 - 5/1/52  33,110,023 26,473
3.00%, 11/1/34 - 8/1/52  5,152,263 4,303
3.50%, 6/1/33  259,906 244
4.00%, 12/1/49 - 2/1/50  1,731,593 1,562
4.50%, 9/1/37 - 5/1/50  201,442 188
5.00%, 10/1/51 - 5/1/53  2,569,081 2,426
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,125,887 1,871
4.00%, 11/1/40  616,219 557
4.50%, 7/1/40  449,699 418
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.24%, 7/1/35  8,876 9
RFUCCT1Y + 1.855%, 4.105%, 1/1/37  2,895 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  8,494,518 6,938
2.00%, 5/1/36 - 5/1/52  65,840,335 51,175
2.50%, 10/1/31 - 4/1/52  33,601,678 27,371
3.00%, 1/1/27 - 2/1/52  33,512,469 28,655
3.50%, 11/1/26 - 1/1/52  17,631,399 15,583
4.00%, 11/1/40 - 9/1/52  12,722,298 11,577

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 4/1/37 - 7/1/53  9,771,080 9,096
5.00%, 2/1/34 - 7/1/53  2,331,804 2,252
5.50%, 2/1/35 - 3/1/53  3,586,515 3,529
6.00%, 3/1/28 - 9/1/53  6,383,822 6,383
6.50%, 3/1/24 - 8/1/38  218,925 224
7.00%, 9/1/25 - 4/1/32  15,359 14
7.50%, 9/1/26  81 —
8.00%, 8/1/24 - 7/1/26  123 —
UMBS, TBA (11)
2.00%, 10/1/38 - 10/1/53  6,910,000 5,682
3.50%, 10/1/53  670,000 576
5.00%, 10/1/53  5,680,000 5,359
5.50%, 10/1/53  3,325,000 3,213
6.50%, 10/1/53  2,890,000 2,903
251,240
U.S. Government Obligations 2.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,323,108 1,096
2.00%, 3/20/51 - 3/20/52  18,862,645 14,935
2.50%, 8/20/50 - 1/20/52  18,914,942 15,472
3.00%, 9/15/42 - 6/20/52  15,090,291 12,848
3.50%, 9/15/41 - 1/20/49  9,610,365 8,568
4.00%, 2/15/41 - 10/20/52  7,566,479 6,905
4.50%, 6/15/39 - 10/20/52  5,669,849 5,301
5.00%, 12/20/34 - 6/20/49  4,290,171 4,151
5.50%, 2/20/34 - 3/20/49  1,327,218 1,316
6.00%, 8/20/34 - 4/15/36  53,739 56
6.50%, 5/15/24 - 3/15/26  267 —
7.00%, 8/20/53 - 9/20/53  1,050,034 1,072
7.50%, 5/15/24 - 9/15/26  2,265 1
8.00%, 10/15/23 - 11/15/25  3,587 4
8.50%, 6/20/25 - 6/20/26  1,517 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  140,513 125
3.50%, 10/20/50  1,010,000 795
Government National Mortgage Assn., TBA (11)
5.50%, 10/20/52  7,300,000 7,084
6.00%, 10/20/53  1,610,000 1,595
6.50%, 10/20/53  1,065,000 1,071
82,397
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $378,367) 333,637

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.5%
U.S. Treasury Obligations 8.5%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 983
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,179
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 2,997
U.S. Treasury Bonds, 1.875%, 2/15/41  4,545,000 2,932
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,793
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 14,499
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,923
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,594
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,325
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 1,996
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,226
U.S. Treasury Bonds, 2.875%, 8/15/45 (12) 4,185,000 3,030
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,230
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 7,897
U.S. Treasury Bonds, 3.00%, 11/15/45 (12) 11,185,000 8,270
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 844
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,463
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,855
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,141
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,423
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,093
U.S. Treasury Bonds, 3.625%, 5/15/53  7,555,000 6,258
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,306
U.S. Treasury Bonds, 3.875%, 5/15/43  1,855,000 1,613
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,533
U.S. Treasury Notes, 0.375%, 11/30/25  14,900,000 13,496
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 12,924
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,397
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 6,959
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,005
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 37,557
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,488
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 5,957
U.S. Treasury Notes, 1.875%, 2/28/27  28,890,000 26,294
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 5,827
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,169
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,724
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,167
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,572
U.S. Treasury Notes, 3.375%, 5/15/33  9,905,000 8,986
U.S. Treasury Notes, 3.50%, 2/15/33  3,285,000 3,015
U.S. Treasury Notes, 3.625%, 5/31/28  19,595,000 18,784

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.875%, 4/30/25  12,570,000 12,311
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,116
U.S. Treasury Notes, 4.00%, 6/30/28  8,345,000 8,122
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 7,833
U.S. Treasury Notes, 4.125%, 10/31/27  21,610,000 21,151
U.S. Treasury Notes, 4.125%, 11/15/32  2,850,000 2,749
347,006
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $409,466) 347,006
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 5.40% (2)(13) 101,834,098 101,834
101,834
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 5.373%, 1/11/24  13,940,000 13,732
13,732
Total Short-Term Investments (Cost $115,567) 115,566
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (2)(13) 11,556,798 11,557
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,557
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (2)(13) 39,315,572 39,315
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 39,315
Total Securities Lending Collateral (Cost $50,872) 50,872
Total Investments in Securities 101.6%
(Cost $3,241,427) $ 4,137,937
Other Assets Less Liabilities (1.6)% (65,501)
Net Assets 100.0% $ 4,072,436

T. ROWE PRICE Balanced Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$150,115 and represents 3.7% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2023.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,149 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $27,483 and represents 0.7% of net assets.
(12) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 581 U.S. Treasury Notes five year contracts 12/23 61,214 $ (547)
Long, 55 U.S. Treasury Notes ten year contracts 12/23 5,943 (103)
Long, 105 U.S. Treasury Notes two year contracts 12/23 21,285 (8)
Net payments (receipts) of variation margin to date 755
Variation margin receivable (payable) on open futures contracts $ 97

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.83%  $ — $ — $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.23%  (5,928) 8,970 10,114
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 4.83%  — 1 —
T. Rowe Price Real Assets Fund - I Class  (359) (3,755) —
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 3,700
Totals $ (6,287)# $ 5,216 $ 13,814+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.83%  $ 14 $ — $ — $ 14
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.23%  214,481 10,077 35,178 198,350
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 4.83%  108 — — 109
T. Rowe Price Real Assets Fund
- I Class  131,450 36,345 3,199 160,841
T. Rowe Price Government
Reserve Fund, 5.40% 15,456  ¤  ¤ 50,872
T. Rowe Price Treasury Reserve
Fund, 5.40% 81,872  ¤  ¤ 101,834
Total $ 512,020^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13,814 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $529,659.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Balanced Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,154,557 $ — $ 1,154,557
Bond Mutual Funds 198,473 — — 198,473
Common Stocks 1,765,430 685,915 937 2,452,282
Convertible Preferred Stocks — — 1,212 1,212
Equity Mutual Funds 160,841 — — 160,841
Preferred Stocks — 4,134 — 4,134
Short-Term Investments 101,834 13,732 — 115,566
Securities Lending Collateral 50,872 — — 50,872
Total $ 2,277,450 $ 1,858,338 $ 2,149 $ 4,137,937
Liabilities
Futures Contracts* $ 658 $ — $ — $ 658
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F68-054Q3 09/23